Customer deposits - Schedule of customer deposits by type (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of customer deposits [line items]
Non-interest bearing	€ 66,417	€ 43,812
Interest bearing	543,100	530,543
Customer deposits	609,517	574,355
Netherlands [member]
Disclosure of customer deposits [line items]
Non-interest bearing	24,206	19,030
Interest bearing	174,641	159,546
Customer deposits	198,847	178,576
Rest of the world [member]
Disclosure of customer deposits [line items]
Non-interest bearing	42,211	24,782
Interest bearing	368,459	370,997
Customer deposits	€ 410,671	€ 395,779